Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Schedule of composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2022	2021
	2022	2021
Local currency
Bonds	9.8%	9.1%	4,965,653	4,941,024
Syndicated loan	11.5%	5.4%	388,518	600,452
Lease liabilities (1)	8.0%	6.3%	844,734	823,922
Commercial loan	10.3%	7.8%	1,782,944	1,516,377
			7,981,849	7,881,775
Foreign currency
Bonds (2)	6.0%	5.7%	82,432,647	66,603,695
Commercial and syndicated loans	4.6%	3.5%	23,537,675	18,750,580
Loans from related parties (Note 31)	5.9%	0.3%	815,056	1,483,701
Lease liabilities (1)	6.0%	6.0%	367,612	341,177
			107,152,990	87,179,153
			115,134,839	95,060,928
Current			22,198,583	9,206,283
Non–current			92,936,256	85,854,645
			115,134,839	95,060,928
(1)

Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).

(2)	Corresponds to the increase in the exchange rate by $829 per dollar and the movements in debt during the period.

Schedule of maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2022:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	579,032	1,262,971	1,559,593	1,564,057	4,965,653
Syndicated loan	254,165	134,353	—	—	388,518
Lease liabilities	150,872	384,661	308,493	708	844,734
Commercial loans	311,721	689,835	631,100	150,288	1,782,944
	1,295,790	2,471,820	2,499,186	1,715,053	7,981,849
Foreign currency
Bonds	12,235,174	25,336,179	23,223,393	21,637,901	82,432,647
Commercial and syndicated loans	7,726,416	15,054,954	547,092	209,213	23,537,675
Lease liabilities	126,147	206,474	34,991	—	367,612
Loans from related parties	815,056	—	—	—	815,056
	20,902,793	40,597,607	23,805,476	21,847,114	107,152,990
	22,198,583	43,069,427	26,304,662	23,562,167	115,134,839

(1)Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2021:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	290,858	1,152,829	1,423,909	2,073,428	4,941,024
Syndicated loan	239,597	360,855	—	—	600,452
Lease liabilities	188,477	340,283	283,070	12,092	823,922
Commercial loans	170,758	539,693	595,307	210,619	1,516,377
	889,690	2,393,660	2,302,286	2,296,139	7,881,775
Foreign currency
Bonds	3,275,138	27,550,698	17,515,876	18,261,983	66,603,695
Commercial loans	3,457,708	14,792,560	303,012	197,300	18,750,580
Lease liabilities	100,046	205,617	35,514	—	341,177
Loans from related parties	1,483,701	—	—	—	1,483,701
	8,316,593	42,548,875	17,854,402	18,459,283	87,179,153
	9,206,283	44,942,535	20,156,688	20,755,422	95,060,928
(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

Schedule of Breakdown by type of interest rate and currency

	2022	2021
Local currency
Fixed rate	1,844,086	1,239,723
Floating rate	6,137,763	6,642,052
	7,981,849	7,881,775
Foreign currency
Fixed rate	82,850,932	69,427,014
Floating rate	24,302,058	17,752,139
	107,152,990	87,179,153
	115,134,839	95,060,928